united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value

	COMMON STOCK - 78.0%
	AUTO MANUFACTURERS - 1.1%
81,000	Tesla Motors Inc. *	$ 15,290,370

	AUTO PARTS & EQUIPMENT - 9.7%
339,500	BorgWarner, Inc.	20,532,960
7,142,857	Car Charging Group, Inc. * ^ +	1,729,878
297,000	Lear Corp.	32,913,540
552,800	Magna International, Inc.	29,663,248
493,800	Mobileye NV *	20,754,414
255,600	WABCO Holdings, Inc. *	31,408,128
		137,002,168
	BIOTECHNOLOGY - 11.2%
95,000	Applied Genetic Technologies Corp. *	1,899,050
328,800	Bluebird Bio, Inc. *	39,709,176
164,000	Celgene Corp. *	18,905,920
228,800	Celldex Therapeutics, Inc. *	6,376,656
620,100	Five Prime Therapeutics, Inc. *	14,169,285
80,000	Ligand Pharmaceuticals, Inc. *	6,168,800
278,500	MacroGenics, Inc. *	8,736,545
174,800	Medivation, Inc. *	22,561,436
181,800	NewLink Genetics Corp. *	9,946,278
1,449,700	Novavax, Inc. *	11,989,019
384,200	Sangamo Biosciences, Inc. *	6,024,256
435,500	Stemline Therapeutics, Inc. *	6,301,685
811,700	Veracyte, Inc. *	5,909,176
		158,697,282
	COMMERCIAL SERVICES - 5.6%
224,964	Franklin Covey Co. *	4,332,807
731,200	KAR Auction Services, Inc.	27,734,416
489,000	Macquarie Infrastructure Co. LLC	40,239,810
232,800	Quanta Services, Inc. *	6,641,784
		78,948,817
	COMPUTERS - 3.0%
321,800	SanDisk Corp.	20,472,916
268,300	Synaptics, Inc. *	21,814,132
		42,287,048
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
399,600	Aircastle, Ltd.	8,975,016

	ELECTRIC - 2.7%
803,600	Calpine Corp. *	18,378,332
808,100	NRG Energy, Inc.	20,356,039
		38,734,371
	ENERGY-ALTERNATE SOURCES - 2.7%
189,000	SolarCity Corp. *	9,691,920
1,200,400	SunEdison, Inc. *	28,809,600
		38,501,520
	ENGINEERING & CONSTRUCTION - 1.1%
323,100	Chicago Bridge & Iron Co. NV	15,915,906

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value

	FOOD - 0.9%
1,226,700	SunOpta, Inc. *	$ 13,027,554

	FOREST PRODUCTS & PAPER - 0.7%
218,600	Domtar Corp.	10,103,692

	INTERNET - 3.1%
656,200	FireEye, Inc. *	25,755,850
317,100	Splunk, Inc. *	18,772,320
		44,528,170
	IRON/STEEL - 1.5%
1,056,900	Steel Dynamics, Inc.	21,243,690

	MACHINERY - CONSTRUCTION & MINING - 0.7%
352,200	Terex Corp.	9,364,998

	MACHINERY - DIVERSIFIED - 2.4%
180,000	Cognex Corp. *	8,926,200
270,400	Wabtec Corp/DE	25,690,704
		34,616,904
	MISCELLANEOUS MANUFACTURING - 2.3%
913,100	Trinity Industries, Inc.	32,424,181

	OIL & GAS - 0.9%
144,800	EOG Resources, Inc.	13,276,712

	OIL & GAS SERVICES - 0.5%
129,700	Oceaneering International, Inc.	6,994,721

	PHARMACEUTICALS - 10.9%
316,700	AbbVie, Inc.	18,539,618
221,100	ACADIA Pharmaceuticals, Inc. *	7,205,649
142,200	Agios Pharmaceuticals, Inc. *	13,409,460
312,000	Chimerix, Inc. *	11,759,280
1,027,400	Dyax Corp. *	17,214,087
293,000	Portola Pharmaceuticals, Inc. *	11,122,280
220,100	Sarepta Therapeutics, Inc. *	2,922,928
151,000	Tetraphase Pharmaceuticals, Inc. *	5,532,640
50,000	Xencor, Inc. *	766,000
616,300	Zosano Pharma Corp. *	6,230,793
		94,702,735
	RETAIL - 2.7%
511,500	Lowe's Cos., Inc.	38,050,485

	SEMICONDUCTORS - 6.6%
248,000	ASML Holding NV	25,055,440
799,100	Inphi Corp. *	14,247,953
776,100	Integrated Device Technology, Inc. *	15,537,522
350,900	Lam Research Corp.	24,645,461
292,600	Linear Technology Corp.	13,693,680
		93,180,056
	SOFTWARE - 6.7%
83,000	Aspen Technology, Inc. *	3,194,670
193,300	inContact, Inc. *	2,106,970
222,200	Interactive Intelligence Group, Inc. *	9,150,196
239,900	Proofpoint, Inc. *	14,206,878
444,900	Red Hat, Inc. *	33,701,175
260,500	Tableau Software, Inc. *	24,101,460
97,800	VMware, Inc. *	8,020,578
		94,481,927

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value

	TELECOMMUNICATIONS - 2.1%
205,600	Palo Alto Networks, Inc. *	$ 30,034,048

	TRANSPORTATION - 2.5%
360,200	Costamare, Inc.	6,343,122
623,200	XPO Logistics, Inc. *	28,336,904
		34,680,026

	TOTAL COMMON STOCK (Cost $936,913,682)	1,105,062,397

	PREFERRED STOCK - 0.5%
	AUTO PARTS & EQUIPMENT - 0.4%
56,705	Car Charging Group, Inc., 9.64%, 12/23/2015 * ^ +	5,670,492

	PHARMACEUTICALS - 0.1%
833,333	Collegium Pharmaceutical, Inc. 12.00%, 12/31/2015 * ^ +	950,000

	TOTAL PREFERRED STOCK (Cost $6,670,491)	6,620,492

	WARRANTS - 0.0%
10,204,081	Car Charging Group, Inc., $1.05 * ^ +	182,983
7,142,858	Car Charging Group, Inc., $1.00 * ^ +	131,945
	TOTAL WARRANTS (Cost $0)	314,928

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.2%
393,800	Columbia Property Trust, Inc.	10,640,476
241,300	Crown Castle International Corp.	19,916,902
230,900	Extra Space Storage, Inc.	15,601,913
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $44,474,909)	46,159,291
Par Value
	CORPORATE BONDS - 0.0%
$ 145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015 (Cost $144,822)	145,000

Shares
	SHORT-TERM INVESTMENTS - 21.3%
301,609,620	Fidelity Institutional Money Market Fund - Institutional Class, 0.14%** (Cost $301,609,620)	301,609,620

	TOTAL INVESTMENTS - 103.0% (Cost $1,289,813,524))(a)	$ 1,459,911,728
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0) %	(43,909,627)
	TOTAL NET ASSETS - 100.0%	$ 1,416,002,101

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2015.
^ Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of March 31, 2015 fair valued securities had a market value of $8,665,298 and represented 0.6% of Total Net Assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,291,287,703 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 219,332,280
	Unrealized depreciation	(50,708,255)
	Net unrealized appreciation	$ 168,624,025

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value

	COMMON STOCK - 84.0%
	BIOTECHNOLOGY - 37.3%
87,100	Acceleron Pharma, Inc. *	$ 3,315,026
41,900	Alnylam Pharmaceuticals, Inc. *	4,375,198
110,500	Applied Genetic Technologies Corp/DE *	2,208,895
37,400	Avalanche Biotechnologies, Inc. *	1,515,448
40,100	BioMarin Pharmaceutical, Inc. *	4,997,262
74,000	Bluebird Bio, Inc. *	8,936,980
26,000	Celgene Corp. *	2,997,280
59,900	Celldex Therapeutics, Inc. *	1,669,413
127,400	Dynavax Technologies Corp. *	2,857,582
219,300	Five Prime Therapeutics, Inc. *	5,011,005
88,600	Insmed, Inc. *	1,842,880
33,500	Ligand Pharmaceuticals, Inc. *	2,583,185
114,600	Loxo Oncology, Inc. *	1,426,770
137,800	MacroGenics, Inc. *	4,322,786
33,400	Medivation, Inc. *	4,310,938
33,900	NewLink Genetics Corp. *	1,854,669
459,000	Novavax, Inc. *	3,795,930
85,100	OncoMed Pharmaceuticals, Inc. *	2,193,878
99,400	Repligen Corp. *	3,017,784
40,200	Sage Therapeutics, Inc. *	2,019,246
98,300	Sangamo BioSciences, Inc. *	1,541,344
184,700	Stemline Therapeutics, Inc. *	2,672,609
69,000	Ultragenyx Pharmaceutical, Inc. *	4,284,210
705,800	Veracyte, Inc. *	5,138,224
20,900	Verastem, Inc. *	212,553
177,200	XOMA Corp. *	645,008
		79,746,103
	CHEMICALS - 0.0%
10,000	Codexis, Inc. *	45,600

	ELECTRONICS - 0.5%
14,800	FEI Co.	1,129,832

	HEALTHCARE-PRODUCTS - 7.1%
364,600	Accuray, Inc. *	3,390,780
152,300	AtriCure, Inc. *	3,120,627
86,000	Cardiovascular Systems, Inc. *	3,357,440
75,000	Natus Medical, Inc. *	2,960,250
129,700	Tandem Diabetes Care, Inc. *	1,636,814
5,800	Teleflex, Inc.	700,814
		15,166,725

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value

	PHARMACEUTICALS - 35.7%
60,400	AbbVie, Inc.	3,535,816
50,000	ACADIA Pharmaceuticals, Inc. *	1,629,500
24,000	Agios Pharmaceuticals, Inc. *	2,263,200
153,800	Cempra, Inc. *	5,276,878
132,500	Chimerix, Inc. *	4,993,925
96,400	DBV Technologies SA *	2,251,904
142,100	Dicerna Pharmaceuticals, Inc. *	3,414,663
303,000	Dyax Corp. *	5,076,765
39,000	Esperion Therapeutics, Inc. *	3,611,400
33,500	GW Pharmaceuticals PLC *	3,052,855
81,957	Immune Design, Corp. *	1,730,112
112,600	Infinity Pharmaceuticals, Inc. *	1,574,148
137,800	Neurocrine Biosciences, Inc. *	5,472,038
13,300	Pacira Pharmaceuticals, Inc. *	1,181,705
112,300	Portola Pharmaceuticals, Inc. *	4,262,908
30,000	Raptor Pharmaceutical Corp. *	326,100
116,000	Regulus Therapeutics, Inc. *	1,965,040
39,000	Sarepta Therapeutics, Inc. *	517,920
286,600	Supernus Pharmaceuticals, Inc. *	3,464,994
87,700	TESARO, Inc. *	5,033,980
139,000	Tetraphase Pharmaceuticals, Inc. *	5,092,960
183,000	TG Therapeutics, Inc. *	2,832,840
90,500	uniQure B.V. *	2,200,960
208,100	Xencor, Inc. *	3,188,092
600	Zafgen, Inc. *	23,766
212,600	Zosano Pharma Corp. *	2,149,386
		76,123,855
	SOFTWARE - 3.4%
16,300	athenahealth, Inc. *	1,946,057
60,100	Cerner Corp. *	4,402,926
18,900	Medidata Solutions, Inc. *	926,856
		7,275,839

	TOTAL COMMON STOCK (Cost $132,588,824)	179,487,954

	PREFERRED STOCK - 0.9%
1,666,667	Collegium Pharmaceutical, Inc. 12.00%, 12/31/2015 * ^ + (Cost $2,000,000)	1,900,000

	SHORT-TERM INVESTMENTS - 16.3%
34,714,001	Fidelity Institutional Money Market Fund - Institutional Class, 0.14%** (Cost $34,714,001)	34,714,001

	TOTAL INVESTMENTS - 101.2% (Cost $169,302,825)(a)	$ 216,101,955
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(2,557,322)
	TOTAL NET ASSETS - 100.0%	$ 213,544,633

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2015.
^ Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of March 31, 2015 fair valued securities had a market value of $1,900,000 and represented 0.9% of Total Net Assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $169,522,988 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 51,833,384
	Unrealized depreciation	(5,254,417)
	Net unrealized appreciation	$ 46,578,967

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund's assets and liabilities measured at fair value:

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Eventide Gilead Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,103,332,519	$ 1,729,878	$ -	$ 1,105,062,397
Real Estate Investment Trust (REITs)	46,159,291	-	-	46,159,291
Preferred Stock	-	6,620,492	-	6,620,492
Warrants	-	314,928	-	314,928
Corporate Bonds	-	145,000	-	145,000
Short-Term Investments	301,609,620	-	-	301,609,620
Total	$1,451,101,430	$ 8,810,298	$ -	$ 1,459,911,728

Eventide Healthcare & Life Sciences Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 179,487,954	$ -	$ -	$ 179,487,954
Preferred Stock	-	1,900,000	-	1,900,000
Short-Term Investments	34,714,001	-	-	34,714,001
Total	$ 214,201,955	$ 1,900,000	$ -	$ 216,101,955

For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 5/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 5/27/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 5/27/2015